Warrant Liabilities (Details Textual) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 25, 2013
Warrant [Member]
Warrant Liabilities (Textual)
Amount Of Initial Warrant Liability		$ 4,827,788
Non-cash charge or the change in the fair value	$ 3,654,770
Share Price	$ 1.80	$ 0.96